December 31, 2016

Volumetric Fund, Inc.

A No-Load Mutual Fund

Annual Report

2016

To Our Shareholders:

Volumetric Fund’s net asset value (NAV) advanced 11.3% during 2016, closing out the year at $19.28 per share.  This includes a 3.4% advance in the fourth quarter. The market, as measured by the Standard & Poor’s 500 Index, gained 9.5% during 2016. As indicated in the table below, Volumetric Fund has outperformed the Standard & Poor’s 500 Index, since the introduction of the “Volume and Range System”.

The Volumetric Index which shows the value of a $10,000 hypothetical investment in Volumetric Fund on January 1, 1979, stood at $291,028 on December 31, 2016. Our average (not compounded) annual return, during our past 38 years of history, has been 10.13%, as compared to that of 9.89% for the Standard & Poor’s 500 Index during the same period.

As indicated below, since our proprietary “Volume and Range” portfolio management system was introduced on September 1, 2000, we have outperformed all the major market indices.

As indicated in our January 6, 2017 shareholder memo, it was noted that on December 28, 2016, the Fund declared a long term capital gain distribution of $1.08 per share, to shareholders of record of the same date. Your capital gain distribution was reinvested into additional shares, except if you requested the cash option. For each share you owned on December 28, 2016, you received 5.28% in additional shares.  Please also note that Volumetric Fund’s NAV went “ex-dividend” on December 29, 2016. On that day the Fund’s opening NAV was reduced from $20.46 by the $1.08 distribution to $19.38.

FOURTH QUARTER PORTFOLIO CHANGES

As mentioned above, the Fund’s NAV advanced 11.3% during 2016 and advanced 3.4% in the fourth quarter.  As of December 31, 2016, the Fund had a cash position of 14.4%.  We held 71 stocks in our portfolio with 59 gainers and 12 losers.  Our average stock had an unrealized gain of 27.7%. Three of our stocks more than doubled.  Our biggest gainer was Hewlett Packard Enterprise Co. with a 167.6% unrealized gain at year end. Our worst performing stock was Hasbro Inc. with a 6.04% unrealized loss, at year end. Our ten leading stocks are shown in the “Top Stocks and Sector Holdings” section.

The following 25 stocks were added to the Fund’s portfolio during the fourth quarter: Air Products & Chemicals, Ametek Inc., Apple Inc., Citigroup Inc., Costco Wholesale Corp, General Electric Co, Honeywell International, Kroger Co, L3 Technologies Inc., Microsoft Corp, Monro Muffler Brake Inc., Mosaic Co, Paychex Inc., Procter & Gamble Co, Ralph Lauren Corp, Royal Caribbean Cruises, Sherwin Williams Co, Southwest Airlines Co, Stryker Corp, Tesoro Corp, The Hartford Financial Services Group, The Walt Disney Co, Tractor Supply Co, Twenty-First Century Fox Inc., and Union Pacific Corp.

On the sell side, utilizing the guidelines of our “Volume and Range” system, we sold the following 14 stocks from our portfolio:  Baxter International Inc., Charles River Labs Int'l Inc., CR Bard Inc., Dell Technologies Inc., Edgewell Personal Care, GameStop Corp, Johnson & Johnson, Mattel Inc., Omnicom Group Inc., Owens Corning, PPL Corporation, PulteGroup Inc., Ralph Lauren Corp and Stryker Corp.

.

TOP STOCKS AND SECTOR HOLDINGS (Unaudited)

As of December 31, 2016, our ten greatest unrealized stock percentage gainers and our 10 largest sector holdings are listed below. See “Statement of Net Assets” on page 5 for details.

OTHER NEWS

As mentioned in our Semi-Annual Report, at the Fund’s Annual Meeting on June 2, 2016, shareholders elected all nine nominated directors for their respective terms. Furthermore, they approved BBD, LLP, as the Fund’s independent registered public accounting firm for calendar year 2016. On January 27, 2017, Richard Brega Jr., a member of the Board of Directors, resigned as a Director for personal reasons.  We wish Mr. Brega continued success and thank him for his service to the Fund.  His seat on the Board will be filled and voted upon at the next Annual Meeting, tentatively scheduled for June 2017.

The Board of Directors, at their December 14, 2016 meeting, approved the renewal of the Investment Advisory contract between Volumetric Fund, Inc. and Volumetric Advisers, Inc. The Board discussed various factors that formed the basis for their renewal of the contract: 1) Volumetric Advisers, Inc. uses a proven, proprietary technique for managing the Fund’s portfolio; 2) the Fund’s performance indicates that it has outperformed the Standard & Poor’s 500 Index eight out of the past sixteen years; 3) the Fund’s expense ratio is in line with other no-load mutual funds of similar size. Furthermore, if the Fund’s assets grow, the expense ratio decreases on a sliding scale, as indicated in the Prospectus.

UPDATE AND OUTLOOK

Volumetric Fund’s NAV rallied to an all-time record high of $20.22 (adjusted for dividend and capital gain distributions) on February 15, 2017, the same day the Standard & Poor’s 500 Index, the Dow Jones Industrials and the NY Stock Exchange Index reached an all-time high. Likewise, the Volumetric Index reached an all-time record high of $305,217 on the same day.  The possible positives for the market might have been the new president’s policy plan to reduce corporate taxes, reduce regulations, to encourage the repatriation of corporate money and government infrastructure spending. Irrespectively how the market will react, we are confident that our “Volume and Range” system will continue to outperform the market.

As of February 15, 2017, the Standard & Poor’s 500 Index advanced 4.93%, the Dow Jones Industrials advanced 4.30%, and the NY Stock Exchange Index advanced 4.14%.  During the same period, Volumetric Fund advanced 4.88%, outperforming the Dow Jones Industrials and NY Stock Exchange Index and essentially matching the Standard & Poor’s 500 Index. Our short term “Volume Indicator” is in a bullish mode.  Consequently, we have reduced the cash position from 14.4% to 8.9%, since December 31, 2016.

We thank you for your continued trust and confidence. If you are interested in obtaining our prospectus and general information about the Fund please visit our website, www.volumetric.com.  Also, do not hesitate to call us if you have any questions.

February 16, 2017

Sincerely,

Gabriel J. Gibs

Irene J. Zawitkowski

Chairman

CEO

Comparison of Changes in the Value of a $10,000 Investment in Volumetric Fund Versus the Standard & Poor's 500 Index* (Unaudited)

(From January 1, 1979 to December 31, 2016)

Compounded Annual Total Returns 12/31/16)
Volumetric $291,028
S&P $232,945
Volumetric Fund
S&P 500
Investment $
Year
$325,000
$300,000
$275,000
$250,000
$225,000
$200,000
$175,000
$150,000
$125,000
$100,000
$75,000
$50,000
$25,000
$0
1979 1980 1981 1982 1983 1984 1985 1986 1987 1988 1989 1990 1991 1992 1993 1994 1995 1996 1997 1998 1999 2000 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016

	1 Year	5 Years	10 Years	Since Inception (1/1/79)
Volumetric Fund	+ 11.29%	+ 8.73%	+ 4.50%	+ 9.28%
S&P 500 Index	+ 9.54%	+12.23%	+ 4.67%	+ 8.64%

* All distributions and dividends were reinvested. Past performance is not predictive of future performance. The performance shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart represents values for each year, as of December 31 and date indicated. The S&P 500 Index is an unmanaged index of common stocks.

Sector Group Weight Percentage

(As a Percentage of Net Assets)

(Unaudited)

16%
14%
12%
10%
8%
6%
4%
2%
0%
1.0%
5.5%
6.1%
6.4%
6.2%
2.1%
1.3%
2.2%
2.0%
5.0%
3.8%
6.1%
0.9%
0.9%
3.2%
0.9%
2.1%
1.6%
2.8%
4.8%
7.7%
5.0%
7.4%
0.6%
14.4%
Aerospace & Defense
Chemicals
Computer Software
Computers and Semiconductors
Construction
Consumer Cyclical
Drugs
Electrical Equipment
Electronics
Energy
ETF
Financials
Food & Beverage
Healthcare
Hotels Restaurants & Leisure
Household Products
Industrial Conglomerates
Industrial Equipment
Machinery
Media
Retail
Services
Transportation
Utilities
Cash & Cash Equivalents

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each year)

VOLUMETRIC FUND, INC.

STATEMENT OF OPERATIONS

For the year ended December 31, 2016

See notes to financial statements

VOLUMETRIC FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 2016

Equities: 85.6%

SHARES	COMPANY	VALUE
	Aerospace & Defense -- 1.0%	
2,000	L3 Technologies Inc	$ 304,220
		304,220
	Chemicals -- 5.5%	
1,911	Air Products & Chemicals	274,840
4,300	E. I. du Pont de Nemours and Co	315,620
7,300	FMC Corp	412,888
10,400	Mosaic Co	305,032
1,200	Sherwin Williams Co	322,488
		1,630,868
	Computer Software -- 6.1%	
5,000	Autodesk Inc.*	370,050
16,900	Cadence Design Systems Inc*	426,218
5,200	Microsoft Corp	323,128
5,300	Paychex Inc	322,664
8,000	PTC Inc*	370,160
		1,812,220
	Computers and Semiconductors -- 6.4%	
2,600	Apple Inc	301,132
11,000	Cree*	290,290
14,000	Hewlett Packard Enterprise Co	323,960
14,000	HP Inc	207,760
10,000	Intel Corp	362,700
6,400	Microchip Technology Inc	410,560
		1,896,402
	Construction -- 6.2%	
4,600	Dycom Industries Inc*	369,334
6,800	Jacobs Engineering Group Inc*	387,600
17,000	Mas Tec Inc*	650,250
14,900	USG Corp	430,312
		1,837,496
	Consumer Cyclical -- 2.1%	
3,600	Hasbro Inc	280,044
11,200	Toll Brothers Inc*	347,200
		627,244
	Drugs -- 1.3%	
11,500	Pfizer Inc	373,520
		373,520
	Electrical Equipment -- 2.2%	
6,200	Ametek Inc	301,320
6,400	Emerson Electric Co	356,800
		658,120
	Electronics -- 2.0%	
16,000	Corning Inc	388,320
4,000	Netgear Inc*	217,400
		605,720
	Energy -- 5.0%	
7,000	ConocoPhillips	350,980
3,700	Exxon Mobil Corporation	333,962
16,000	Murphy Oil Corp	498,080
3,400	Tesoro Corp	297,330
		1,480,352
	ETF (Exchange-Traded Fund) --3.8%	
5,000	SPDR S&P 500 Trust	1,117,650
		1,117,650
	Financials -- 6.1%	
5,600	Citigroup Inc	332,808
11,200	E*Trade Financial Corp*	388,080
4,500	JPMorgan Chase and Co	388,305
6,700	MetLife Inc	361,063
6,900	The Hartford Financial Services Group	328,785
		1,799,041
	Food & Beverage -- 0.9%	
8,000	Hormel Foods Corp	278,480
		278,480
	Healthcare -- 0.9%	
6,400	Patterson Companies Inc	$ 262,592
		262,592
	Hotels Restaurants & Leisure -- 3.2%	
3,700	Royal Caribbean Cruises	303,548
5,300	Starbucks Corp	294,256
4,000	Yum China Holdings Inc*	104,480
4,000	Yum! Brands Inc	253,320
		955,604
	Household Products -- 0.9%	
3,300	Procter & Gamble Co	277,464
		277,464
	Industrial Conglomerates -- 2.1%	
9,700	General Electric Co	306,520
2,700	Honeywell International	312,795
		619,315
	Industrial Equipment -- 1.6%	
7,199	Wesco International Inc*	479,093
		479,093
	Machinery -- 2.8%	
4,700	Dover Corp	352,171
7,300	Oshkosh Corp	471,653
		823,824
	Media -- 4.8%	
7,000	CBS Corp Class B	445,340
15,000	Interpublic Group of Cos. Inc	351,150
3,000	The Walt Disney Company	312,660
11,300	Twenty-First Century Fox Inc Class B	307,925
		1,417,075
	Retail -- 7.7%	
1,900	Costco Wholesale Corp	304,209
9,600	Kroger Co	331,296
5,100	Monro Muffler Brake Inc	291,720
7,500	Sysco Corp	415,275
4,200	TJX Companies Inc	315,546
4,100	Tractor Supply Co	310,821
3,700	Walgreens Boots Alliance Inc	306,212
		2,275,079
	Services -- 5.0%	
13,000	Brink's Co	536,250
3,800	Cintas Corp	439,128
6,600	Waste Connections Inc	518,694
		1,494,072
	Transportation -- 7.4%	
10,500	CSX Corp	377,265
6,200	Expeditors Int'l of Washington Inc	328,352
2,300	FedEx Corp	428,260
17,400	JetBlue Airways Corp*	390,108
7,100	Southwest Airlines Co	353,864
3,000	Union Pacific Corp	311,040
		2,188,889
	Utilities -- 0.6%	
2,300	Atmos Energy Corp	170,545
		170,545
	TOTAL EQUITIES (Cost: 20,378,141)	**25,384,885**
	CASH EQUIVALENTS/RECEIVABLE: 14.4%	
	Cash	149,755
	Fidelity Money Mkt Gov Fd-Class I, 0.39%**	4,077,551
	Dividends and Interest Receivable	25,394
	TOTAL CASH EQUIVALENTS/ RECEIVABLES	**4,252,700**
	TOTAL ASSETS	**29,637,585**
	Less Liabilities:	-
	NET ASSETS 100.0%	**$ 29,637,585**
	VOLUMETRIC SHARES OUTSTANDING	**1,537,462**
	NET ASSET VALUE,OFFERING & REDEMPTION PRICE PER SHARE	**$19.28**

*Non-income producing security

See notes to financial statements

**Variable Rate Security. The rate presented is as of December 31, 2016.

VOLUMETRIC FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

As of December 31, 2016

1.

Significant Accounting Policies

Volumetric Fund, Inc. (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company.  The Fund’s investment objective is capital growth. Its secondary objective is downside protection. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a)

Valuation of Securities: Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are valued at the closing price on the day of valuation. If a market quote is not available, the Fund will value the security at fair market value as determined in good faith by Volumetric Advisers, Inc., as directed by the Board of Directors.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily indications of the risk associated with investing in those securities.

As of December 31, 2016, all of the securities held by the Fund were valued using Level 1 inputs. See the Fund’s Statement of Net Assets for a listing of securities valued using Level 1 inputs by security type and industry type, as required by GAAP. There were no transfers among Levels 1, 2 and 3 for the year ended December 31, 2016. Transfers are recognized at the end of the reporting periods.

a)

Securities Transactions and Investment Income: Realized gains and losses are determined on the identified cost basis which is the same basis used for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions taken on

Federal and state income tax returns for all open tax years (2013-2015) and during the year ended December 31, 2016, and concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

b)

Federal Income Taxes: The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of the Fund’s taxable income to its shareholders. Therefore no federal income tax provision is required.

c)

Distributions to Shareholders: It is the Fund’s policy to distribute all net investment income and all net realized gains, in excess of any available capital loss carryovers, at year end. Distributions are taxable to shareholders in the year earned by the Fund.  The Board of Directors declared the following distributions.

The tax character of distributions recorded and paid during the years ended December 31, 2016 and 2015 were as follows: Long Term Capital Gains:  2016: $2,437,283, 2015: $2,588,254.  Ordinary Income: 2016: $0, 2015: $0.

d)

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

2. Management Fee and Other Transactions with Affiliates

The Fund receives investment management and advisory services under an advisory agreement with Volumetric Advisers, Inc., that provides for fees to be paid at an annual rate of 2.0% of the first $10,000,000 of average daily net assets, 1.9% of the next $15,000,000 and declining thereafter to 1.5% on net assets over $100,000,000.  The Fund's adviser pays the cost of all management, supervisory and administrative services required in the operation of the Fund.  This includes investment management, fees of the custodian, independent public accountants and legal counsel, remuneration of officers and directors, state registration fees and franchise taxes, shareholder services, including maintenance of the shareholder accounting system, insurance, marketing expenses, shareholder reports, proxy related expenses and transfer agency. Certain officers and directors of the Fund are also officers and directors of the investment adviser.

3. Capital Stock Transactions

At December 31, 2016, there were 2,000,000 shares of $0.01 par value capital stock authorized. Transactions in capital stock were as follows:

4. Purchases and Sales of Investment Securities / Federal Tax Cost Information

For the year ended December 31, 2016, purchases and proceeds from sales of securities were $20,408,799 and $19,811,649, respectively.  At December 31, 2016 the cost of investments for Federal income tax purposes was $20,378,141.  Accumulated net unrealized appreciation on investments was $5,006,744 consisting of $5,108,135 gross unrealized appreciation and $101,391 gross unrealized depreciation.

5. Composition of Net Assets

At December 31, 2016 net assets consisted of:

Net capital paid in on shares of stock…………………………….	$24,630,841
Unrealized appreciation of investments………………………….	5,006,744
Net Investment Assets	$29,637,585

6. Federal Income Tax

As of December 31, 2016, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation…………………………………………...	$5,006,744
Distributable earnings…………………………………..	$5,006,744

For the year ended December 31, 2016, the Fund recorded the following reclassification, accumulated net investment loss was decreased by $157,740, accumulated net realized loss on investments was decreased by $10,874 and net capital paid in on shares of stock was decreased by $168,614. Such reclassifications, the result of permanent differences between the financial statements and income tax reporting requirements, have no effect on the Fund’s net assets.

7. Commitments and Contingencies

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Another new rule, Investment Company Liquidity Risk Management Programs, will also require registered open-end funds to establish a liquidity risk management program that addresses multiple elements, including classification of the liquidity of portfolio investments and a highly liquid investment minimum. Compliance with the amendments to Regulation S-X is required for financial statements filed with the SEC on or after August 1, 2017. The soonest upcoming compliance deadline for the new liquidity risk management program requirements is June 1, 2017. Management is currently evaluating the impact that the amendments will have on the Fund's financial statements and related disclosures.

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and the Shareholders of

Volumetric Fund, Inc.

We have audited the accompanying statement of net assets of Volumetric Fund, Inc., as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2016 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Volumetric Fund, Inc. as of December 31, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

February 23, 2017

PROSPECTUS, PROXY AND PORTFOLIO INFORMATION (Unaudited)

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. To obtain a current prospectus please call 1-800-541-3863 or visit www.volumetric.com.

Information is available to shareholders who are interested in the Fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30. This information may be obtained without charge either by calling the Fund’s toll-free number, 800-541-3863, or by visiting the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with Securities and Exchange Commission, for the first and third quarters of each fiscal year on form N-Q. These forms are available on the Commission’s website at www.sec.gov. This information is also available from the Fund by calling 800-541-3863 or visit www.volumetric.com.

DIRECTORS (Unaudited)

Directors, who are not salaried employees of Volumetric Advisers, Inc. (the “Adviser”), 87 Violet Drive, Pearl River, NY 10965, receive a fee for each Board or committee meeting they attend. Directors’ fees had no effect on the Fund’s expenses and expense ratio since all of their fees were paid by the Adviser.  On a yearly basis, the full Board of Directors meet three times and the Independent Directors meet three times. In addition, the Audit Committee meets twice and the Governance & Nominating committee meets once.

INFORMATION ABOUT YOUR FUND’S EXPENSES

For the six months ended December 31, 2016 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the period and held for the entire semi-annual period, July 1, 2016 – December 31, 2016.

Below are two ways to evaluate your Fund’s costs.

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the six month period, the “Expense Ratio” column shows the period’s annualized expense ratio and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, a $7,000 account value divided by $1,000 = 7.0), then multiply the result by the number given in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, the expense ratio is unchanged. Because the return used is not the Fund’s actual return, the results do not apply to your investment. This sample is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to provide examples of expenses calculated and based on an assumed 5% annual return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Volumetric Fund does not charge any sales loads, redemption fee, or exchange fees, but these fees may be present in other funds to which you compare our Fund. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you to determine the relative total costs of owning different funds.

	Beginning Account Value, 07/01/16	Ending Account Value, 12/31/16*	Net Expense Ratio	Expenses Paid During Period**
Actual	$1,000	$ 1,062.90	1.93%	$10.01
Hypothetical 5% Return	$1,000	$ 1,015.43	1.93%	$ 9.78

*The actual total return for the six-month period ended December 31, 2016, was 6.29%.

**Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

GENERAL INFORMATION

INVESTMENT ADVISER and TRANSFER AGENT

Volumetric Advisers, Inc.

87 Violet Drive

Pearl River, NY 10965

CUSTODIAN

U.S. Bank N.A.

Milwaukee, WI  53212

IRA AND PENSION ACCOUNTS TRUSTEE

Equity Trust Company

P.O. Box 8963

Wilmington, DE 19899

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

DIRECTORS (Unaudited)

The Directors of the Fund and their ages, positions, addresses and principal occupations during the past five years are set forth below. There is no limit on the length of the term that each director serves. The Fund’s Statement of Additional Information contains additional information about the Directors and is available without charge, upon request, by calling 1-800-541-FUND or visiting www.volumetric.com.

Interested Directors
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served (5)	Occupation	Number of Portfolios in Fund Complex Overseen by Director	Other Director-ships Held by Director during Past Five Years
Gabriel J. GibsVolumetric Fund, Inc.87 Violet DrivePearl River, NY 10965 info@volumetric.com Age: 80	Chairman of the Board, Portfolio Co-Manager, Director	Annually 1978	Chairman, Portfolio Co-Manager and Founder of the Fund. Gabriel was Chief Executive Officer (CEO) from 1978 (inception) to 2016 and Portfolio Manager from inception to 2003. Mr. Gibs is also the President of Volumetric Advisers, Inc.	1	None
Irene J. Zawitkowski Volumetric Fund, Inc.87 Violet DrivePearl River, NY 10965 info@volumetric.com Age: 63	CEO, COO, Senior Portfolio Manager and Director	Annually 1978	CEO and Senior Portfolio Manager since 2016 and the Chief Operating Officer (COO) since 2003. Irene was President and Portfolio Co-Manager from 2003 to 2016 and Executive Vice President of the Fund from inception to 2003. Ms. Zawitkowski is also Vice President of Volumetric Advisers, Inc.	1	None

Independent Directors
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served (5)	Occupation	Number of Portfolios in Fund Complex Overseen by Director	Other Director-ships Held by Director during Past Five Years
Richard Brega, Jr.500 Corporate Court Valley Cottage, NY 10989 bod@volumetric.com Age: 49	Director (3)	Annually 2014	President, Brega Transport Co. since inception in 2002. On January 27, 2017 Richard Brega resigned as a Director.	1	None
Josef Haupl9 Grove PlaceMountain Lakes, NJ 07046 bod@volumetric.com Age: 71	Director (1)	Annually 2004	Engineering consultant to the chemical industry, since 2002. Previously, Director of Technology of Lurgi PSI, an engineering and construction services company for the chemical industry.	1	None
Alexandre M. Olbrecht, Dr. 7 Main Street, RR 5 Mt. Kisco, NY 10549-3923 bod@volumetric.com Age 38	Director (3)	Annually 2012	Associate Professor Economics, Ramapo College of NJ, since 2005. Executive Director emeritus of Eastern Economic Association. He was elected by the Board as the Fund’s Vice Financial Expert.	1	None
Stephen J. Samitt Volumetric Fund, Inc.87 Violet DrivePearl River, NY 10965 shareholdercomments @volumetric.com Age: 75	Director (1)(4)	Annually 1996	Stephen Samitt, CPA, LLC, since 2008. Previously, Principal, Briggs Bunting & Dougherty, LLP, a full service public accounting firm, since 1997. He was elected by the Board as the Fund’s Financial Expert.	1	None
Allan A. SamuelsRockland Business Assoc.One Blue Hill PlazaPearl River, NY 10965 bod@volumetric.com Age: 78	Director (2)	Annually 2007	CEO and President of Rockland Business Association (RBA) since 2001. Board member of several non-profit and business organizations.	1	None
David L. Seidenberg29 Shaw RoadWoodcliff Lake, NJ 07677 bod@volumetric.com Age: 70	Director (3)	Annually 1983	President, SQ Ventures, LLC, since 2002. Previously, Vice President of Davos Chemical Company from 1972 until 2002.	1	None
Raymond W. SheridanR. Sheridan Financial, Inc. 19 E. Washington Ave Pearl River, NY 10965 bod@volumetric.com Age: 66	Director (1)	Annually 1995	President, Raymond Sheridan Financial, Inc., insurance and financial services. Vice President of Volumetric Fund from 1997 to 2004.	1	None
Non-Director
Officer
Jeffrey M. GibsVolumetric Fund, Inc.87 Violet DrivePearl River, NY 10965 info@volumetric.com Age: 50	President, Portfolio Co-Manager, Chief Compliance Officer	N/A

President and Portfolio Co-Manager since 2016 and CCO since 2005. Jeffrey was Executive Vice President from 2015 to 2016 and Vice President from 1997 to 2015. He has worked as a consultant to the Fund since 1989. Jeffrey is also on the management team at Volumetric Advisers, Inc. He was previously employed by US Bank and AIS (acquired by US Bank) as Vice President of hedge fund accounting and operations (2005 to 2015). Jeffrey is the son of Gabriel Gibs.

				N/A	N/A

87 Violet Drive

Pearl River, New York 10965

845-623-7637

800-541-FUND

Ticker: VOLMX

www.volumetric.com

Investment Adviser and

Transfer Agent

Volumetric Advisers, Inc.

Pearl River, New York 10965

Custodian

U.S. Bank N.A.

Milwaukee, WI 53212

Independent Registered Public

Accounting Firm

BBD, LLP

Philadelphia, Pennsylvania 19103

Board of Directors

Gabriel J. Gibs, Chairman

Josef Haupl

Alexandre M. Olbrecht, Dr.

Stephen J. Samitt

Allan A. Samuels

David L. Seidenberg

Raymond W. Sheridan

Irene J. Zawitkowski

Officers

Gabriel J. Gibs

    Chairman, Portfolio Co-Manager

Irene J. Zawitkowski

    CEO, Senior Portfolio Manager

Jeffrey M. Gibs

    President, Portfolio Co-Manager, CCO